Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Trading Portfolio Assets	£ 133,771	£ 146,871
Financial assets at fair value through the income statement	211,128	188,226
Derivative financial assets	302,976	262,291
Financial assets at fair value through other comprehensive income	45,084	45,908
Liabilities
Trading Portfolio Liabilities	(72,460)	(53,291)
Financial liabilities designated at fair value	(272,055)	(251,131)
Derivative financial liabilities	(289,206)	(256,523)
Fair value
Assets
Trading Portfolio Assets	133,771	146,871
Financial assets at fair value through the income statement	211,128	188,226
Derivative financial assets	302,976	262,291
Financial assets at fair value through other comprehensive income	45,084	45,908
Investment property	5	7
Total assets	692,964	643,303
Liabilities
Trading Portfolio Liabilities	(72,460)	(53,291)
Financial liabilities designated at fair value	(272,055)	(251,131)
Derivative financial liabilities	(289,206)	(256,523)
Total liabilities	(633,721)	(560,945)
Level 1 | Fair value
Assets
Trading Portfolio Assets	62,469	80,836
Financial assets at fair value through the income statement	5,647	4,953
Derivative financial assets	10,054	6,150
Financial assets at fair value through other comprehensive income	15,029	16,070
Investment property	0	0
Total assets	93,199	108,009
Liabilities
Trading Portfolio Liabilities	(43,679)	(26,701)
Financial liabilities designated at fair value	(133)	(174)
Derivative financial liabilities	(10,823)	(6,571)
Total liabilities	(54,635)	(33,446)
Level 2 | Fair value
Assets
Trading Portfolio Assets	64,822	63,754
Financial assets at fair value through the income statement	199,370	177,194
Derivative financial assets	287,749	252,131
Financial assets at fair value through other comprehensive income	30,051	29,800
Investment property	0	0
Total assets	581,992	522,879
Liabilities
Trading Portfolio Liabilities	(28,725)	(26,563)
Financial liabilities designated at fair value	(270,880)	(250,553)
Derivative financial liabilities	(272,020)	(243,893)
Total liabilities	(571,625)	(521,009)
Level 3
Assets
Total assets	17,773	12,415
Liabilities
Total liabilities	(7,461)	(6,490)
Level 3 | Fair value
Assets
Trading Portfolio Assets	6,480	2,281
Financial assets at fair value through the income statement	6,111	6,079
Derivative financial assets	5,173	4,010
Financial assets at fair value through other comprehensive income	4	38
Investment property	5	7
Total assets	17,773	12,415
Liabilities
Trading Portfolio Liabilities	(56)	(27)
Financial liabilities designated at fair value	(1,042)	(404)
Derivative financial liabilities	(6,363)	(6,059)
Total liabilities	£ (7,461)	£ (6,490)